INCOME TAXES - Reconciliation of U.S. Federal Statutory Income Tax Rate to Effective Income Tax Rate (Details)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Income Tax Disclosure [Abstract]
U.S. federal statutory income tax rate	21.00%	21.00%	21.00%
U.S. state and local taxes, net	1.30%	1.10%	1.20%
Non-U.S. operations taxed at other rates	1.40%	0.80%	1.10%
Final determinations	(1.00%)	(0.90%)	(1.70%)
Other net activity in unrecognized tax benefits	3.20%	3.00%	2.80%
Excess tax benefits from share based payments	(1.30%)	(3.00%)	(2.10%)
Foreign-derived intangible income deduction	(2.30%)	(1.10%)	(0.90%)
Other, net	1.10%	3.10%	1.40%
Effective income tax rate	23.40%	24.00%	22.80%